[Zurich American Life Insurance Company]

May 1, 2023

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.W.

Washington, D.C. 20549

RE: Zurich	American Life Insurance Company

              ZALICO Variable Annuity Separate Account

              Post-Effective Amendment No. 37 to Registration Statement on Form N-4

              File Nos. 333-22375 and 811-3199

Commissioners:

On behalf of Zurich American Life Insurance Company (the “Company”) and ZALICO Variable Annuity Separate Account (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of Prospectus and Statement of Additional Information for the variable annuity contract formerly issued by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement of Form N-4 for the Separate Account. The Amendment was filed electronically with the Commission on April 27, 2023 (Accession number 0001193125-23-121758).

If you have any question or comment regarding this filing, please contact the undersigned at 8473301153

Very truly yours,

/s/ Stanislav Sukhorukov

Stanislav Sukhorukov, Esq.